Warrants (Tables)	6 Months Ended
Jun. 30, 2021
Warrants At Fair Value Of Explanatory [Abstract]
Schedule of warrants valuation assumptions of investors' warrants
	June 30,		December 31,
	2021	2020	2020

Risk-free interest rate (1)	0.10-0.11%	0.15-0.16%	0.12%
Expected volatility (2)	65.44-70.62%	75.01-75.66%	68.59-69.23%
Contractual term life (in years) (3)	1.13-1.18	2.13-2.18	1.63-1.68
Dividend yield (4)	0%	0%	0%

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility - was calculated based on actual historical share price movements of the Company over a term that is equivalent to the contractual term of the option.

(3)	Expected life - the expected life was based on the expiration date of the warrants.

(4)	Dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

Schedule of outstanding warrants
Warrants outstanding to purchase ADSs	Number of shares exercisable	Issuance date	Exercise price in USD (per warrant)	Expiration date

650,000	65,000,000	February 17, 2017	4.1	August 16, 2022
1,365,000	136,500,000	March 7, 2017	2.3	September 6, 2022

2,015,000	201,500,000